INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Maximum withholding tax rate (in percent)	5.00%
Liability for withholding income tax	$ 0	$ 0
Undistributed earnings of subsidiaries	214,100,000	141,600,000
Unrecognized deferred tax liability related to earning	$ 23,400,000	$ 12,800,000
PRC
Income Tax Disclosure
Income tax rate (as a percent)	25.00%
HNTE
Income Tax Disclosure
Preferential tax rate (as a percent)	15.00%
New Zealand
Income Tax Disclosure
Withholding tax rate	0.05
New Zealand | Tiger Fintech Limited
Income Tax Disclosure
Income tax rate (as a percent)	28.00%
Hong Kong | Scenario 1
Income Tax Disclosure
Income tax rate (as a percent)	8.25%
Base profit for calculating tax rate	$ 2,000,000
Hong Kong | Scenario 2
Income Tax Disclosure
Income tax rate (as a percent)	16.50%
Base profit for calculating tax rate	$ 2,000,000
USA
Income Tax Disclosure
Income tax rate (as a percent)	21.00%
Maximum withholding tax rate (in percent)	30.00%
NEW YORK
Income Tax Disclosure
Income tax rate (as a percent)	6.50%
New York City
Income Tax Disclosure
Income tax rate (as a percent)	8.85%
NEW JERSEY
Income Tax Disclosure
Income tax rate (as a percent)	11.50%
SINGAPORE
Income Tax Disclosure
Income tax rate (as a percent)	17.00%
AUSTRALIA
Income Tax Disclosure
Income tax rate (as a percent)	30.00%
Hangzhou U-Tiger, Guangzhou U Tiger And Beijing Xiangshang | HNTE
Income Tax Disclosure
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%